CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 5,448	$ 17,670
Restricted cash	126	134
Short-term investment	2,360
Accounts receivable	4,120	737
Prepayments and other current assets	8,310	21,525
Cryptocurrency assets	14,972	53,190
Total current assets	35,336	93,256
Non-current assets:
Property and equipment, net	27,220	70,199
Intangible assets, net	3,314	71,931
Deposits	2,387	99
Long-term investments	8,049	10,050
Right-of-use assets	4,135	6,166
Amounts due from related party - non-current		11,504
Long-term prepayments and other non-current assets	6,363	4,455
Goodwill		26,569
Total non-current assets	51,468	200,973
TOTAL ASSETS	86,804	294,229
Current liabilities:
Accounts payable	23,425	54,438
Amounts due to related parties	0	8,021
Accrued payroll and welfare payable	819	489
Accrued expenses and other current liabilities	5,155	18,738
Operating lease liabilities - current	1,367	2,213
Income tax payable	73	498
Total current liabilities	30,839	84,397
Non-current liabilities:
Operating lease liabilities - non-current	2,837	4,569
Total non-current liabilities	2,837	4,569
TOTAL LIABILITIES	33,676	88,966
Shareholders' equity:
Additional paid-in capital	620,807	590,567
Treasury shares	(21,604)	(21,604)
Accumulated deficit and statutory reserve	(542,169)	(386,754)
Accumulated other comprehensive loss	(3,960)	(2,355)
Total BIT Mining Limited shareholders' equity	53,128	179,890
Noncontrolling interests		25,373
Total shareholders' equity	53,128	205,263
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	86,804	294,229
Class A Ordinary shares
Shareholders' equity:
Ordinary shares, value	$ 54	$ 36